Document and Entity Information	Sep. 26, 2022
Prospectus:
Document Type	497
Document Period End Date	Sep. 26, 2022
Entity Registrant Name	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 26, 2022
Document Effective Date	Sep. 26, 2022
Prospectus Date	Dec. 17, 2021
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